GS Mortgage-Backed Securities Trust 2021-PJ10 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)

Run Date - 10/5/2021 6:11:17 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	151	0.00%	824
Amortization Term	0	53	0.00%	824
Amortization Type	0	82	0.00%	824
Balloon Flag	0	749	0.00%	824
Borrower First Name	0	749	0.00%	824
Borrower FTHB	0	36	0.00%	824
Borrower Last Name	0	749	0.00%	824
Borrower SSN	0	749	0.00%	824
City	0	778	0.00%	824
Contract Sales Price	0	39	0.00%	824
Decision System	0	36	0.00%	824
Doc Type	0	52	0.00%	824
Escrow Account	0	142	0.00%	824
First Payment Date	5	46	10.87%	824
Has FTHB	0	103	0.00%	824
Investor: Qualifying Total Debt Ratio	5	812	0.62%	824
Lender	0	749	0.00%	824
Lien Position	0	82	0.00%	824
LTV Valuation Value	1	115	0.87%	824
Margin	0	52	0.00%	824
Mortgage Type	0	49	0.00%	824
Note Date	0	81	0.00%	824
Occupancy	0	824	0.00%	824
Original CLTV	0	812	0.00%	824
Original Interest Rate	0	824	0.00%	824
Original Loan Amount	0	778	0.00%	824
Original LTV	0	824	0.00%	824
Original Term	0	98	0.00%	824
Originator Loan Designation	0	749	0.00%	824
PITIA Reserves Months	0	334	0.00%	824
Product Description	0	749	0.00%	824
Property Type	9	824	1.09%	824
Purpose	0	824	0.00%	824
Refi Purpose	1	102	0.98%	824
Representative FICO	0	824	0.00%	824
State	0	824	0.00%	824
Street	0	766	0.00%	824
Universal Loan Identifier (ULI)	0	17	0.00%	824
Zip	0	766	0.00%	824
Total	21	17,393	0.12%	824